Segment Information Geographic Allocation of Lease Rental Income and Management Fees (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Lease rental income	$ 145,478	$ 155,526
Percent of Total, Lease rental income	100.00%	100.00%
Percent of Total, Management fees	100.00%	100.00%
Asia
Segment Reporting Information [Line Items]
Lease rental income	$ 72,795	$ 83,275
Percent of Total, Lease rental income	50.00%	53.50%
Percent of Total, Management fees	0.20%	0.20%
Bermuda
Segment Reporting Information [Line Items]
Percent of Total, Management fees	66.20%	55.80%
Europe
Segment Reporting Information [Line Items]
Lease rental income	$ 64,727	$ 62,221
Percent of Total, Lease rental income	44.50%	40.00%
Percent of Total, Management fees	13.40%	25.00%
North / South America
Segment Reporting Information [Line Items]
Lease rental income	$ 7,318	$ 9,294
Percent of Total, Lease rental income	5.00%	6.00%
Percent of Total, Management fees	0.30%	14.80%
All other international
Segment Reporting Information [Line Items]
Lease rental income	$ 638	$ 736
Percent of Total, Lease rental income	0.50%	0.50%
Percent of Total, Management fees	19.90%	4.20%
Total Management Fees
Segment Reporting Information [Line Items]
Revenue	$ 2,488	$ 4,374
Total Management Fees | Non Leasing From External Customers
Segment Reporting Information [Line Items]
Revenue	1,484	2,301
Total Management Fees | Non Leasing From External Customers | Asia
Segment Reporting Information [Line Items]
Revenue	3	4
Total Management Fees | Non Leasing From External Customers | Bermuda
Segment Reporting Information [Line Items]
Revenue	982	1,285
Total Management Fees | Non Leasing From External Customers | Europe
Segment Reporting Information [Line Items]
Revenue	199	576
Total Management Fees | Non Leasing From External Customers | North / South America
Segment Reporting Information [Line Items]
Revenue	4	340
Total Management Fees | Non Leasing From External Customers | All other international
Segment Reporting Information [Line Items]
Revenue	$ 296	$ 96